Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 3, 2011
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Central Index Key	dei_EntityCentralIndexKey	0000775180
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 3, 2011
Prospectus Date	rr_ProspectusDate	Jul 26, 2011

Old Mutual Funds II
Supplement Dated August 3, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 26, 2011(the "Prospectus").  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the table entitled "Fees and Expenses Table" in the section of the Prospectus entitled "Fund Summaries – Old Mutual TS&W Mid-Cap Value Fund" on page 26 of the Prospectus:

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses
Other Operating Expenses	0.90%	0.42%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Other Expenses	0.91%	0.43%	0.12%
Total Annual Operating Expenses(1)	2.11%	1.38%	1.07%
Expense (Reduction)/Recoupment	(0.70%)	(0.25%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.41%	1.13%	1.01%

(1)
Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

Old Mutual TS&W Mid-Cap Value Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual TS&W Mid-Cap Value Fund (USD $)	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12	12	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual TS&W Mid-Cap Value Fund		CLASS A	CLASS Z	INSTITUTIONAL CLASS
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Operating Expenses		0.90%	0.42%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Other Expenses		0.91%	0.43%	0.12%
Total Annual Operating Expenses	[1]	2.11%	1.38%	1.07%
Expense (Reduction)/Recoupment		(0.70%)	(0.25%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[2]	1.41%	1.13%	1.01%
[1]	Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Old Mutual Funds II
Prospectus Date	rr_ProspectusDate	Jul 26, 2011
Supplement [Text Block]	cik0000775180_SupplementTextBlock

Old Mutual Funds II
Supplement Dated August 3, 2011

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class shares Prospectus of Old Mutual Funds II dated July 26, 2011(the "Prospectus").  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the table entitled "Fees and Expenses Table" in the section of the Prospectus entitled "Fund Summaries – Old Mutual TS&W Mid-Cap Value Fund" on page 26 of the Prospectus:

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses
Other Operating Expenses	0.90%	0.42%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Other Expenses	0.91%	0.43%	0.12%
Total Annual Operating Expenses(1)	2.11%	1.38%	1.07%
Expense (Reduction)/Recoupment	(0.70%)	(0.25%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.41%	1.13%	1.01%

(1)
Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

Old Mutual TS&W Mid-Cap Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Operating Expenses	rr_ExpensesOverAssets	2.11%	[1]
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.41%	[2]
Old Mutual TS&W Mid-Cap Value Fund | CLASS Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.13%	[2]
Old Mutual TS&W Mid-Cap Value Fund | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	rr_RedemptionFeeOverRedemption	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
Expense (Reduction)/Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	rr_NetExpensesOverAssets	1.01%	[2]
Old Mutual TS&W Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000775180_SupplementTextBlock
The following replaces in its entirety the table entitled "Fees and Expenses Table" in the section of the Prospectus entitled "Fund Summaries – Old Mutual TS&W Mid-Cap Value Fund" on page 26 of the Prospectus:

	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses
Other Operating Expenses	0.90%	0.42%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Other Expenses	0.91%	0.43%	0.12%
Total Annual Operating Expenses(1)	2.11%	1.38%	1.07%
Expense (Reduction)/Recoupment	(0.70%)	(0.25%)	(0.06%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment(2)	1.41%	1.13%	1.01%

(1)
Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(2)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively.  The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses

[1]	Total Annual Operating Expenses do not correlate to the Ratio of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.40%, 1.12% and 1.00% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 26, 2011